                              [PHOTO APPEARS HERE]

                                  AIM CAPITAL
                                DEVELOPMENT FUND


[AIM LOGO APPEARS HERE]           ANNUAL REPORT                 OCTOBER 31, 1996

[PHOTO APPEARS HERE]

ABOUT FUND PERFORMANCE DATA THROUGHOUT THIS REPORT:

o AIM Capital Development Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, Fund results are for Class A shares and calculated without a sales charge. The Fund's Class B shares commenced operations October 1, 1996.

o When sales charges are included, the Class A share performance reflects the 5.50% maximum sales charge and Class B share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The performance of the Fund's Class B shares will differ from that of Class A shares due to differences in sales charge structure and Fund expenses.

o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

o The Fund's portfolio composition is subject to change and there is no assurance the Fund will continue to hold any particular security.

o    Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The Russell 2000 Index is generally representative of the performance of small-company stocks.

o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

                                  AIM CAPITAL
                                DEVELOPMENT FUND

                           For shareholders who seek
                            long-term growth through
                               investments in the
                              stocks of small- and
                             medium-size companies.


     MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENTS ARE NOT INSURED BY THE
         FDIC OR ANY OTHER GOVERNMENT AGENCY; ARE NOT DEPOSITS OR OTHER
          OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE;
          AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS
                         OF PRINCIPAL AMOUNT INVESTED.


  This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                           The Chairman's Letter


                    Dear Shareholder:

                    As you may have heard in the financial news, AIM
                    Management Group Inc. recently announced a significant event in our company's history--an agreement to merge with
     [Photo of      INVESCO PLC, one of  the world's largest independent
     Charles T.     investment management groups.
       Bauer,           AIM has long been known for its strategic planning and
    Chairman of     forward thinking. In seeking this merger, AIM had specific
    the Board of    goals in choosing a partner: to better AIM's position to
     the Fund,      succeed in an increasingly competitive financial services
   APPEARS HERE]    environment, both in the U.S. and globally; to ensure the
                    continuation of AIM's independent culture, investment philosophy, and dedication to our shareholders; and to offer the broadest range of products and services to our shareholders.

A "MERGER OF EQUALS" THAT PRESERVES INDEPENDENCE
When the merger is completed, AIM and INVESCO will be combined under a new holding company to be named AMVESCO, to reflect the strongly complementary strengths of our two companies which together create a "merger of equals." AMVESCO will have combined assets under management in excess of $150 billion.
  Most importantly, the agreement enables AIM to preserve its independent culture--which has been so essential to our company's success. The locations, management, structure, and brand names of AIM and INVESCO will not change.
  With INVESCO, AIM achieves a strategic combination with a partner that offers complementary rather than overlapping strengths. AIM has delivered impressive performance over the years as a domestic retail fund manager. INVESCO brings to AIM its primary strengths as an institutional money manager, and as a successful international investment manager with significant operations in North America, Europe, and the Pacific region.

NO CHANGES IN YOUR AIM FUND OR ITS MANAGEMENT
While AIM certainly will be enriched through these added strengths, it will retain those qualities that have produced two decades of successful performance. The reputation of AIM funds has been built by its seasoned team of portfolio managers who adhere to AIM's disciplined and successful investment management process. AIM's central goal is to keep the current investment team in place and our time-tested investment philosophy intact. Also, the names of AIM funds will not change.
  Moreover, because the merger will not result in any changes in the way AIM does business, this transaction will be seamless--without any disruption of service to you.

YOUR VOTE IS IMPORTANT
The merger is expected to be completed on or about February 28. As a result of the merger, it is necessary for shareholders of AIM funds to approve a new investment advisory agreement.
  Recently, we mailed an announcement for the shareholder meeting planned on February 7, along with a proxy card that describes proposals that relate to the management and policies of your Fund. We encourage you to review and return your proxy as soon as possible. Your Fund's Board of Directors carefully considered and unanimously approved the proposals and recommends that you vote in favor of each one. Your vote is important to us. If you haven't yet mailed your proxy card, please send it today.
  The AIM/INVESCO merger marks a new and promising era for AIM, and we believe it will yield exciting opportunities for AIM shareholders. We appreciate the trust you have placed in us.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer

Chairman
                          ---------------------------
                               With INVESCO, AIM
                              achieves a strategic
                               combination with a
                          partner that offers comple-
                              mentary rather than
                             overlapping strengths.
                          ---------------------------

The Manager's Overview

OFF TO A GOOD START

A ROUNDTABLE DISCUSSION WITH THE FUND MANAGEMENT TEAM FOR AIM CAPITAL DEVELOPMENT FUND FOR THE FISCAL YEAR ENDED OCTOBER 31, 1996.
--------------------------------------------------------------------------------

Q. AIM CAPITAL DEVELOPMENT FUND COMMENCED OPERATIONS ON JUNE 17, 1996--IN THE MIDDLE OF A SHARP MARKET DECLINE. HOW DID THAT AFFECT THE FUND'S PERFORMANCE?

A. Actually, the timing was ideal. The Russell 2000 Index of small-company stocks was in the midst of a 12.48% retreat that lasted from May 30 to July 31, 1996.
      Such declines often are more severe than warranted, that is, they take down good stocks with the bad. That means that the Fund was able to make its initial stock selections just as prices for many attractive companies were near their lowest for the year.
      As a result, the Fund delivered an impressive cumulative return of 10.90% from June 17 to October 31, 1996, 4.80% including sales charge.

Q. WHAT FACTORS HAVE PRESSURED THE PERFORMANCE OF SMALL-COMPANY STOCKS?

A. As the market leaders during 1995, small-company stocks were more vulnerable to possible changes in the business cycle. There was an ongoing concern over the pace of economic growth and the possibility of rising interest rates. Higher interest rates increase borrowing and operating costs, and that can have a stronger impact on the profits of smaller companies.
      In the summer of 1996, investors also were concerned that corporate earnings would fall short of the brisk pace of 1995, and small companies had posted stunning profits that seemed hard to meet a year later.

Q. HOW DID INVESTORS REACT IN THAT ENVIRONMENT?

A. Uncertainty creates volatile markets, and investors gravitated to stocks in larger companies with more predictable earnings. As a result, large-company stocks generally have outperformed smaller company stocks. However, it has become apparent recently that small-company stocks have grown more appealing as earnings reports show surprisingly strong growth.

Q. HOW DID THESE FACTORS AFFECT THE FUND?

A. The current environment has created significant opportunity for the Fund-- it invests in small-company stocks offering attractive growth potential at a reasonable price. While the market's favor is devoted to large-company stocks, the Fund can choose from a larger selection of small-company stocks that are undervalued relative to their future earnings prospects or underlying assets.
      There are also more opportunities to uncover out-of-favor or "turnaround" companies with improved growth prospects thanks to some new catalyst.

Q. SO, THIS FUND IS GROWTH AND VALUE ORIENTED?

A. Growth plus value is the hallmark of the Fund's investment strategy. For example, the Fund had only limited participation in the market for initial public offerings, chiefly because we view many of the deals as excessively priced for the value offered.
      By comparison, the Fund's commitment to growth plus value resulted in a portfolio that has benefited from 14 corporate acquisitions in just over four months--companies so highly regarded they were purchased lock, stock, and barrel.
      Of course, such a pace is highly unusual. Nevertheless, it demonstrates that the tenets of growth plus value investing apply whether you are evaluating the

================================================================================
FUND FACTS
================================================================================

As of 10/31/96

Inception
         Class A   6/17/96
         Class B   10/1/96

Total Holdings     430

Total Net Assets   $273.7 million

Investment Style   Small-company
                   growth

Portfolio          Ed Larsen
Management         Kenneth Zschappel
Team
================================================================================
                      ------------------------------------
                            The current environment
                      has created significant opportunity
                          for the Fund--it invests in
                              small-company stocks
                      offering attractive growth potential
                             at a reasonable price.
                      ------------------------------------

          See important Fund & index disclosures inside front cover.

PORTFOLIO COMPOSITION

As of October 31, 1996

======================================================================================
TOP 10 EQUITY HOLDINGS                       Top 10 Industries
======================================================================================
 1. CCC Information Services Group            1. Computer Software/Services
 2. United Auto Group, Inc.                   2. Retail (Stores)
 3. SunGard Data Systems Inc.                 3. Medical Instruments/Products
 4. Stage Stores, Inc.                        4. Business Services
 5. Sybron International Corp.                5. Telecommunications
 6. Ascend Communications, Inc.               6. Advertising/Broadcasting
 7. U.S. Robotics Corp.                       7. Computer Networking
 8. Progressive Corp.                         8. Medical (Patient Services)
 9. Federal National Mortgage Association     9. Oil Equipment & Supplies
10. American Pad & Paper Co.                 10. Oil & Gas (Exploration & Production)

      Please keep in mind that the Fund's portfolio is subject to change and there is no assurance the Fund will continue to hold any particular security.
======================================================================================

    purchase of single stock or a whole company.

Q.  HOW WAS THE FUND POSITIONED AT THE END OF THE FISCAL YEAR?

A. The Fund held a large number of stocks--430 as of October 31, 1996, spread over 63 industry categories. The largest position weighting in the Fund was 1.02%. The Fund's largest concentrations were 26% in retail and consumer
    cyclicals, followed by 23% in technology, 11% in health care, and   8% in
    energy.

Q. THE FUND HAD ITS HIGHEST WEIGHTING IN STOCKS OF RETAIL AND CONSUMER NON-CYCLICAL COMPANIES, PARTICULARLY RETAIL STORES. WHAT ATTRACTED YOU THERE?

A. Earnings in the retail sector have been surprisingly strong, and they continue to grow at an attractive pace. Consumer demand for goods has kept store inventories low and fully priced, which benefits high- profile players like Neiman-Marcus Group, Inc. and Talbots, Inc.
      The Fund also added holdings in stronger, name-brand stores that dominate their market niche: Stage Stores, Inc., Family Dollar Stores, Inc., The Finish Line, Inc., and Pier 1 Imports, Inc.

Q.  WHERE DO YOU SEE ATTRACTIVE POTENTIAL IN THE TECHNOLOGY SECTOR?

A. The Fund noted a number of positive factors that bode well for selected technology areas. PC makers benefit from the decline in prices of semiconductors and other components. Microsoft's Windows NT has the potential to launch another major upgrade cycle in spring 1997 that will benefit PC makers and software developers alike. The Fund's greatest emphasis was in software developers such as CCC Information Services Group and SunGard Data Systems Inc., and computer networking companies such as Ascend Communications, Inc. and U.S. Robotics Corp.

Q.  WHAT ARE THE MAIN THEMES IN THE HEALTH-CARE INDUSTRY?

A. Consolidation efforts continue and intense competition has begun to drive out many of the smaller, less experienced players, particularly in the physician practice management area.
      The Fund focused on three major areas in the health-care segment where there appear to be attractive potential for earnings growth: preventive maintenance, assisted living, and hospital systems administration.
      Among the Fund's strongest performers in those segments were medical instruments and products makers Sybron International Corp. and Dentsply International, Inc., patient services providers Healthsouth Corp. and Oxford Health Plans, Inc., and drugmaker AmeriSource Health Corp.

Q.  WHAT IS YOUR OUTLOOK FOR THE MARKET IN 1997?

A. Conditions appear favorable for stocks in general, and even better for smaller company stocks. Recent reports show the economy slowed to a 2.0% annual rate in the third quarter from 4.7% in the second quarter. The economy is growing at a reasonable rate without rising inflation, and that reduces the likelihood that interest rates may increase over the near term.
      Nonetheless, we recommend that investors remain cautious and patient. In light of the heady market performance that stocks have delivered for more than six years, it's important to keep an eye on the big picture. Certainly,investors have enjoyed successful performance in the stock market for some time. But markets run in cycles--even the longest bull market in history.

                      -----------------------------------
                             The economy is growing
                              at a reasonable rate
                           without rising inflation,
                                and that reduces
                       the likelihood that interest rates
                        may increase over the near term.
                      -----------------------------------

          See important Fund & index disclosures inside front cover.

                                                             For Consideration

INVESTMENT STRATEGIES FOR 1997 TO
KEEP YOU IN THE MARKET COME RAIN OR COME SHINE

DIVERSIFICATION: WEATHER-PROOFING
YOUR PORTFOLIO

As another investment year comes to a close, it's a good time to return to the basics of investing: risk and reward. Focus on what are you trying to accomplish--your reward--and ask yourself how much risk you are willing to take.
    You've probably often heard that the higher the risk, the higher the reward, but that maxim doesn't always hold true. There are different types of risks, and different types of investments may help buffer those risks.

DIVERSIFICATION AS A STRATEGY
With a diversified investment strategy, return depends on the overall performance of the portfolio, rather than of one particular investment. The gains of one sector may offset the losses of another.
    Let's look at a core diversification strategy. Investments are classified into several categories: cash or cash equivalents, income and growth. These categories are made up of different securities and each meets basic needs:

o MONEY MARKET SECURITIES: ready cash for emergencies or other immediate needs;
o   BONDS: current income to cover ongoing expenses;
o   STOCKS: funds for the future.

    All of these investment categories belong in a balanced, diversified portfolio. The blend depends on your age, time horizon, objectives and tolerance for risk. Money market securities are the most conservative, bonds range from conservative to aggressive, and stocks generally are the most aggressive investment. Each category reacts differently to the economy and other factors affecting the financial markets.
    Mutual funds fit well within a diversification strategy. A mutual fund usually has one or two objectives, such as growth or income or both. It spreads its professionally managed assets among a variety of investments. When you invest in more than one fund, you decrease your level of exposure to investment risks.

HOW SAFE IS SAFE? STOCKS HEDGE
INFLATION

One such risk is inflation: a rise in cost without a rise in value received, a decrease in the value of money over time. Inflation means that your investment may lose purchasing power as the cost of living rises.

     Overly risk-averse investors who prefer to keep their money in

================================================================
INFLATION'S SHRINKING EFFECT
----------------------------------------------------------------
At 4% inflation, $1,000 would shrink to:

 5       YEARS     $822

10       YEARS     $676

15       YEARS     $555

20       YEARS     $456

25       YEARS     $375
================================================================

================================================================
Stocks Historically Beat Other Investments
----------------------------------------------------------------
Average Annual Total Returns, Year End: 1925-1996*
*1996 is through 9/30/96.

LARGE-COMPANY STOCKS                        10.7%

LONG-TERM GOVERNMENT BONDS                   5.1%

U.S. TREASURY BILLS                          3.8%

INFLATION                                    3.1%
================================================================

Source: Ibbotson Associates, Inc. The Standard & Poor's Composite Index of 500 Stocks (S&P 500) is a group of unmanaged securities widely regarded by investors to be representative of large-company stocks in general; results shown assume the reinvestment of dividends. Inflation is determined by the Consumer Price Index, a measure of change in consumer prices, as determined by the U.S. Bureau of Labor Statistics.
  Government securities, such as U.S. Treasury bills and long-term government bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. U.S. Treasury bills are short- term securities with maturities of one year or less. Long-term government bonds used in this illustration have a maturity of approximately 20 years. Fund shares are not insured and their value and yield will vary with market conditions.

                            ----------------------
                            CONSIDER THE THREE DS:
                                DIVERSIFICATION
                             DOLLAR-COST AVERAGING
                                   DISCIPLINE
                            ----------------------

"safe" investments such as savings accounts may not have enough growth in their portfolio to offset inflation. The charts on the previous page show inflation's shrinking effect and how stocks historically have outperformed all other asset categories.

BONDS AND MONEY MARKET SECURITIES OFFER BALLAST

Despite their long-term performance, stocks are subject to dramatic swings. Investing in bonds and conservative money market securities may help offset stocks' volatility. High-quality bonds usually are considered lower-risk investments compared to stocks. They pay higher income than short-term investments such as certificates of deposits, money market funds or savings accounts. Bank certificates of deposit, which are insured by the FDIC for up to $100,000, are short-term investments that pay fixed principal and interest, but are subject to fluctuating rollover rates and early withdrawal penalties. Fund shares are not insured and their value and yield will vary with market conditions.
    The "money market" is the marketplace for all debt securities of less than one-year maturity. These securities are considered excellent short-term parking places for cash that you may need quickly.
  Money market securities are among the most conservative investments and, consequently, their level of return is much lower than that of stocks or bonds.
    Your financial consultant can help you create a diversification strategy to meet your risk tolerance and long-term objectives.
    AIM offers a free brochure on asset allocation which also can help you evaluate your investments. To order, please call 800-347-4246.

DOLLAR-COST AVERAGING

The motto says buy low and sell high, but it's easy for an investor to buy high and sell low instead. When markets are rising, the temptation to get in on the action can be irresistible. When markets are dropping, people naturally want to cut their losses and get out while the getting is good.
    Is there a way to enjoy the advantages of having investments without second-guessing your own decisions?

DOLLAR-COST AVERAGING EMPLOYS DISCIPLINE, NOT EMOTION

With dollar-cost averaging, you invest a set amount of money at regular intervals regardless of market swings or pundits' forecasts. You decide how much and how often to invest. And you decide when to change the amount or the schedule if doing so suits you.

    This technique has emotional advantages:

o You will be less tempted to make investment decisions on the basis of short-term phenomena and your feelings of the moment.
o Whichever way the market is moving, you will be part of it. Your fortunes as an investor won't depend entirely on your making a right call about future trends.

DOLLAR-COST AVERAGING ALSO HAS FINANCIAL ADVANTAGES:

o You automatically purchase more shares of a mutual fund when its cost per share is low and fewer shares when its cost per share is high. As the illustration below shows, dollar-cost averaging may lower your average cost per share.

    Of course, you don't have to dollar-cost average all the money you invest. The technique is especially appropriate to investments where your goals are long-term, since over time market volatility tends to even itself out.
    Dollar-cost averaging involves investing continuously regardless of fluctuating securities prices, so you need to be confident that you can keep making purchases for an extended period.
    No investment technique can assure a profit in a declining market. What dollar-cost averaging will do is apply discipline to your investing behavior, discipline that can be especially important when market watchers issue conflicting forecasts.

=============================================================================
DOLLAR-COST AVERAGING: $200 INVESTMENT PER MONTH*
-----------------------------------------------------------------------------
         MONTH     NET ASSET VALUE     # OF SHARES PURCHASED

         January       $24.00                   8.333

         February      $20.00                  10.000

         March         $14.00                  14.286

         April         $18.00                  11.111

         May           $22.00                   9.090

         June          $24.00                   8.333

Average Net Asset Value: $20.33
Total Shares Bought: 61.153
Average Purchase Price per Share: $19.62

*Results are hypothetical.
================================================================================

SCHEDULE OF INVESTMENTS

October 31, 1996

                                                      MARKET
                                       SHARES          VALUE
COMMON STOCKS-87.58%

ADVERTISING/BROADCASTING-3.57%

Alliance Communications Corp.-Class
  B(a)                                    60,000   $     525,000
----------------------------------------------------------------
Cox Radio, Inc.-Class A(a)                71,200       1,290,500
----------------------------------------------------------------
Eagle River Interactive, Inc.(a)          27,000         253,125
----------------------------------------------------------------
Evergreen Media Corp.-Class A(a)           1,800          48,600
----------------------------------------------------------------
Film Roman, Inc.(a)                       70,800         544,275
----------------------------------------------------------------
Heritage Media Corp.(a)                    8,400         128,100
----------------------------------------------------------------
Lamar Advertising Co.(a)                  33,900         932,250
----------------------------------------------------------------
Metro Networks, Inc.(a)                   61,600       1,247,400
----------------------------------------------------------------
SFX Broadcasting, Inc.-Class A(a)          1,200          51,600
----------------------------------------------------------------
Snyder Communications, Inc.(a)            73,400       1,431,300
----------------------------------------------------------------
Universal Outdoor Holdings, Inc.(a)       50,000       1,468,750
----------------------------------------------------------------
Univision Communications, Inc.(a)         54,500       1,839,375
----------------------------------------------------------------
                                                       9,760,275
----------------------------------------------------------------

AEROSPACE/DEFENSE-0.63%

Gulfstream Aerospace Corp.(a)             69,200       1,634,850
----------------------------------------------------------------
Tracor, Inc.(a)                            3,900          88,725
----------------------------------------------------------------
                                                       1,723,575
----------------------------------------------------------------

AIRLINES-0.57%

Aviation Sales Co.(a)                     20,000         390,000
----------------------------------------------------------------
Eagle USA Airfreight, Inc.(a)              2,400          65,400
----------------------------------------------------------------
Sabre Group Holdings Inc.(a)              36,500       1,113,250
----------------------------------------------------------------
                                                       1,568,650
----------------------------------------------------------------

APPLIANCES-0.20%

Service Experts, Inc.(a)                  21,800         555,900
----------------------------------------------------------------

AUTOMOBILE/TRUCK PARTS & TIRES-0.38%

Cross-Continent Auto Retailers,
  Inc.(a)                                 28,500         730,313
----------------------------------------------------------------
Rush Enterprises, Inc.(a)                 25,000         309,375
----------------------------------------------------------------
                                                       1,039,688
----------------------------------------------------------------

AUTOMOBILE (MANUFACTURERS)-0.97%

United Auto Group, Inc.(a)                77,400       2,660,625
----------------------------------------------------------------

BANKING-1.02%

AmSouth Bancorporation                     6,000         278,250
----------------------------------------------------------------
Banknorth Group, Inc.                     16,000         552,000
----------------------------------------------------------------
Cullen/Frost Bankers, Inc.                 8,000         240,500
----------------------------------------------------------------
Hibernia Corp.                            20,000         222,500
----------------------------------------------------------------
Marshall & Ilsley Corp.                   46,500       1,493,813
----------------------------------------------------------------
                                                       2,787,063
----------------------------------------------------------------

BEVERAGES-0.35%

Diedrich Coffee, Inc.(a)                  94,700         970,675
----------------------------------------------------------------

BUILDING MATERIALS-0.50%

Juno Lighting, Inc.                       65,000       1,011,562
----------------------------------------------------------------
LSI Industries, Inc.                      35,000         350,000
----------------------------------------------------------------
                                                       1,361,562
----------------------------------------------------------------

                                                      MARKET
                                       SHARES          VALUE

BUILDING MATERIALS (TOOLS)-0.16%

Regal-Beloit Corp.                        24,200   $     429,550
----------------------------------------------------------------

BUSINESS SERVICES-4.33%

Abacus Direct Corp.(a)                    57,800       1,517,250
----------------------------------------------------------------
Alliance Capital Management L.P.           3,000          83,625
----------------------------------------------------------------
American List Corp.                       25,000         687,500
----------------------------------------------------------------
Claremont Technology Group, Inc.(a)       13,000         396,500
----------------------------------------------------------------
Copart, Inc.(a)                            3,900          71,663
----------------------------------------------------------------
CUC International, Inc.(a)                46,500       1,139,250
----------------------------------------------------------------
Donnelley Enterprise Solutions
  Inc.(a)                                 50,400       1,260,000
----------------------------------------------------------------
HealthPlan Services Corp.(a)              32,500         589,063
----------------------------------------------------------------
International Telecommunication
  Data Systems, Inc.(a)                   40,000         650,000
----------------------------------------------------------------
Lason Holdings, Inc.(a)                   41,400         734,850
----------------------------------------------------------------
Mecon, Inc.(a)                            19,500         375,375
----------------------------------------------------------------
MedQuist, Inc.(a)                          3,300          58,575
----------------------------------------------------------------
MemberWorks, Inc.(a)                      48,100         697,450
----------------------------------------------------------------
Metzler Group, Inc.(a)                    70,600       1,645,862
----------------------------------------------------------------
National Processing, Inc.(a)              25,000         475,000
----------------------------------------------------------------
On Assignment, Inc.(a)                     5,000         153,750
----------------------------------------------------------------
Superior Consultant Holdings
  Corp.(a)                                17,000         416,500
----------------------------------------------------------------
XLConnect Solutions, Inc.(a)              31,000         906,750
----------------------------------------------------------------
                                                      11,858,963
----------------------------------------------------------------

CHEMICALS-0.22%

Arcadian Corp.                            25,000         615,625
----------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.12%

IMC Global, Inc.                           8,600         322,500
----------------------------------------------------------------

COMPUTER MAINFRAMES-0.37%

Amdahl Corp.(a)                          100,000       1,025,000
----------------------------------------------------------------

COMPUTER MINI/PCS-0.05%

Dell Computer Corp.(a)                       900          73,237
----------------------------------------------------------------
Gateway 2000, Inc.(a)                      1,200          56,475
----------------------------------------------------------------
                                                         129,712
----------------------------------------------------------------

COMPUTER NETWORKING-3.31%

ACT Networks, Inc.(a)                     16,000         548,000
----------------------------------------------------------------
Ascend Communications, Inc.(a)            32,000       2,092,000
----------------------------------------------------------------
Auspex Systems, Inc.(a)                    8,600          88,150
----------------------------------------------------------------
Bay Networks, Inc.(a)                      8,000         162,000
----------------------------------------------------------------
Belden, Inc.                              45,000       1,293,750
----------------------------------------------------------------
Black Box Corp.(a)                        13,600         459,000
----------------------------------------------------------------
Cabletron Systems, Inc.(a)                15,500         966,812
----------------------------------------------------------------
Cheyenne Software, Inc.(a)                15,000         455,625
----------------------------------------------------------------
Coherent Communications Systems
  Corp.(a)                                 5,000          96,875
----------------------------------------------------------------
DSP Communications, Inc.(a)                1,200          45,600
----------------------------------------------------------------
FORE Systems, Inc.(a)                     28,000       1,113,000
----------------------------------------------------------------
Harmonic Lightwaves, Inc.(a)              10,200         172,125
----------------------------------------------------------------
InterVoice, Inc.(a)                       20,000         260,000
----------------------------------------------------------------

                                                      MARKET
                                       SHARES          VALUE
COMPUTER NETWORKING-(CONTINUED)

Optical Data Systems, Inc.(a)             20,000   $     292,500
----------------------------------------------------------------
3Com Corp.(a)                             15,000       1,014,375
----------------------------------------------------------------
                                                       9,059,812
----------------------------------------------------------------

COMPUTER PERIPHERALS-1.67%

FileNet Corp.(a)                          20,000         567,500
----------------------------------------------------------------
Microchip Technology, Inc.(a)              2,100          76,125
----------------------------------------------------------------
Printronix, Inc.(a)                       87,500       1,082,812
----------------------------------------------------------------
Raster Graphics, Inc.(a)                  50,000         418,750
----------------------------------------------------------------
Read-Rite Corp.(a)                        20,000         355,000
----------------------------------------------------------------
U.S. Robotics Corp.(a)                    33,000       2,074,875
----------------------------------------------------------------
                                                       4,575,062
----------------------------------------------------------------

COMPUTER SOFTWARE/SERVICES-14.02%

Adobe Systems, Inc.                        2,700          93,488
----------------------------------------------------------------
ANSYS, Inc.(a)                            80,000         980,000
----------------------------------------------------------------
Aurum Software, Inc.(a)                   24,300         771,525
----------------------------------------------------------------
Bell & Howell Co.(a)                      21,200         567,100
----------------------------------------------------------------
BMC Software, Inc.(a)                     13,500       1,120,500
----------------------------------------------------------------
Broderbund Software, Inc.(a)              20,000         562,500
----------------------------------------------------------------
Business Objects S.A.-ADR(a)
  (France)                                50,000         743,750
----------------------------------------------------------------
C/NET, Inc.(a)                            24,500         392,000
----------------------------------------------------------------
Cadence Design Systems, Inc.(a)            5,200         189,800
----------------------------------------------------------------
CCC Information Services Group(a)        149,000       2,793,750
----------------------------------------------------------------
Check Point Software Technologies
  Ltd.(a)                                 25,000         687,500
----------------------------------------------------------------
Citrix Systems, Inc.(a)                    7,000         386,750
----------------------------------------------------------------
Computer Learning Centers, Inc.(a)         2,100          56,175
----------------------------------------------------------------
Computervision Corp.(a)                    6,300          56,700
----------------------------------------------------------------
Compuware Corp.(a)                        15,000         791,250
----------------------------------------------------------------
Cooper & Chyan Technology, Inc.(a)         1,200          36,750
----------------------------------------------------------------
CSG Systems International, Inc.(a)         2,400          40,200
----------------------------------------------------------------
CyberMedia, Inc.(a)                       23,400         520,650
----------------------------------------------------------------
Dassault Systemes S.A.-ADR(a)
  (France)                                20,000         867,500
----------------------------------------------------------------
DataWorks Corp.(a)                         2,700          72,900
----------------------------------------------------------------
Dendrite International, Inc.(a)           21,000         559,125
----------------------------------------------------------------
Document Sciences Corp.(a)                55,000         701,250
----------------------------------------------------------------
DST Systems, Inc.(a)                      34,000       1,045,500
----------------------------------------------------------------
Electronic Arts, Inc.(a)                   1,500          56,250
----------------------------------------------------------------
FactSet Research Systems, Inc.(a)          9,600         230,400
----------------------------------------------------------------
Farallon Communications(a)                15,000         191,250
----------------------------------------------------------------
GT Interactive Software Corp.(a)           5,000          95,625
----------------------------------------------------------------
Hyperion Software Corp.(a)                90,000       1,833,750
----------------------------------------------------------------
Infinity Financial Technology,
  Inc.(a)                                 35,000         573,125
----------------------------------------------------------------
Information Resources, Inc.(a)            10,400         131,300
----------------------------------------------------------------
Informix Corp.(a)                         80,000       1,775,000
----------------------------------------------------------------
Intuit, Inc.(a)                           15,000         405,000
----------------------------------------------------------------
JDA Software Group, Inc.(a)               15,000         515,625
----------------------------------------------------------------
Learning Company, Inc. (The)(a)           20,000         406,250
----------------------------------------------------------------
Macromedia, Inc.(a)                       25,000         415,625
----------------------------------------------------------------
May & Speh, Inc.(a)                        3,000          49,875
----------------------------------------------------------------
Memco Software Ltd.(a) (Israel)           67,700       1,235,525
----------------------------------------------------------------
Mercury Interactive Corp.(a)              35,000         446,250
----------------------------------------------------------------

                                                      MARKET
                                       SHARES          VALUE
COMPUTER SOFTWARE/SERVICES-(CONTINUED)

Metromail Corp.(a)                        85,000   $   1,561,875
----------------------------------------------------------------
Midway Games Inc.(a)                      40,000         800,000
----------------------------------------------------------------
National Instruments Corp.(a)             15,000         427,500
----------------------------------------------------------------
Network General Corp.(a)                  28,000         675,500
----------------------------------------------------------------
Object Design, Inc.(a)                    20,000         228,750
----------------------------------------------------------------
OneWave, Inc.(a)                          25,000         350,000
----------------------------------------------------------------
OpenVision Technologies, Inc.(a)          14,500         155,875
----------------------------------------------------------------
Parametric Technology Corp.(a)             2,000          97,750
----------------------------------------------------------------
PHAMIS, Inc.(a)                           20,000         300,000
----------------------------------------------------------------
Physician Computer Network, Inc.(a)       25,100         224,331
----------------------------------------------------------------
Platinum Technology, Inc.(a)              25,000         359,375
----------------------------------------------------------------
Quality Systems, Inc.(a)                  25,000         192,188
----------------------------------------------------------------
S3 Inc.(a)                                 5,000          94,375
----------------------------------------------------------------
Saville Systems Ireland PLC-ADR(a)
  (Ireland)                               29,000       1,250,625
----------------------------------------------------------------
SEI Corp.                                 61,000       1,235,250
----------------------------------------------------------------
SELECT Software Tools-ADR(a)
  (United Kingdom)                        29,100         640,200
----------------------------------------------------------------
Shared Medical Systems Corp.               8,000         386,000
----------------------------------------------------------------
Siebel Systems, Inc.(a)                   21,000       1,144,500
----------------------------------------------------------------
Spectrum Holobyte, Inc.(a)                 7,500          42,188
----------------------------------------------------------------
Structural Dynamics Research
  Corp.(a)                                 3,000          53,250
----------------------------------------------------------------
SunGard Data Systems Inc.(a)              58,500       2,500,875
----------------------------------------------------------------
Symantec Corp.(a)                          5,100          55,462
----------------------------------------------------------------
Technology Modeling Associates,
  Inc.(a)                                 53,500         571,780
----------------------------------------------------------------
TRO Learning, Inc.(a)                      2,400          42,600
----------------------------------------------------------------
Trusted Information Systems,
  Inc.(a)                                 75,000       1,012,500
----------------------------------------------------------------
USCS International, Inc.(a)               15,000         270,000
----------------------------------------------------------------
VeriFone, Inc.(a)                          1,500          50,437
----------------------------------------------------------------
Versant Object Technology Corp.(a)        20,000         390,000
----------------------------------------------------------------
Viewlogic Systems, Inc.(a)                 7,000          66,062
----------------------------------------------------------------
Wallace Computer Services, Inc.           10,000         293,750
----------------------------------------------------------------
Xylan Corp.(a)                            12,000         480,000
----------------------------------------------------------------
                                                      38,350,511
----------------------------------------------------------------

CONGLOMERATES-0.18%

Amway Asia Pacific Ltd. (Hong Kong)       13,900         498,662
----------------------------------------------------------------

CONSUMER NON-DURABLES-0.48%

Central Garden and Pet Co.(a)              1,800          42,525
----------------------------------------------------------------
First Years (The), Inc.                   20,000         310,000
----------------------------------------------------------------
TAG Heuer International SA-ADR(a)
  (Luxembourg)                            33,700         539,200
----------------------------------------------------------------
USA Detergents, Inc.(a)                   13,000         429,000
----------------------------------------------------------------
                                                       1,320,725
----------------------------------------------------------------

COSMETICS & TOILETRIES-1.38%

Carson, Inc.(a)                           68,600       1,114,750
----------------------------------------------------------------
Estee Lauder Companies-Class A            14,500         623,500
----------------------------------------------------------------
French Fragrances, Inc.(a)                50,000         443,750
----------------------------------------------------------------
General Nutrition Companies,
  Inc.(a)                                 75,000       1,368,750
----------------------------------------------------------------
Tambrands, Inc.                            5,000         213,125
----------------------------------------------------------------
                                                       3,763,875
----------------------------------------------------------------

                                                      MARKET
                                       SHARES          VALUE
ELECTRONIC COMPONENTS/
  MISCELLANEOUS-0.30%

Oak Industries, Inc.(a)                    1,500   $      38,062
----------------------------------------------------------------
SRS Labs, Inc.(a)                         50,000         787,500
----------------------------------------------------------------
                                                         825,562
----------------------------------------------------------------

FINANCE (ASSET MANAGEMENT)-0.44%

Hambrecht & Quist Group(a)                28,000         556,500
----------------------------------------------------------------
Investors Financial Services Corp.        10,000         258,750
----------------------------------------------------------------
Lehman Brothers Holdings, Inc.            10,000         251,250
----------------------------------------------------------------
Schwab (Charles) Corp.                     6,000         150,000
----------------------------------------------------------------
                                                       1,216,500
----------------------------------------------------------------

FINANCE (CONSUMER CREDIT)-1.12%

CMAC Investment Corp.                      6,500         449,313
----------------------------------------------------------------
Federal National Mortgage
  Association(b)                          52,000       2,034,500
----------------------------------------------------------------
Green Tree Financial Corp.                 3,600         142,650
----------------------------------------------------------------
Medaphis Corp.(a)                          5,000          44,375
----------------------------------------------------------------
Metris Companies Inc.(a)                  11,600         275,500
----------------------------------------------------------------
SunAmerica, Inc.                           1,800          67,500
----------------------------------------------------------------
T. Rowe Price Associates                   1,800          61,425
----------------------------------------------------------------
                                                       3,075,263
----------------------------------------------------------------

FOOD/PROCESSING-0.97%

Delta & Pine Land Co.                     43,000       1,548,000
----------------------------------------------------------------
Lancaster Colony Corp.                    20,000         750,000
----------------------------------------------------------------
Universal Foods Corp.                     10,000         353,750
----------------------------------------------------------------
                                                       2,651,750
----------------------------------------------------------------

FUNERAL SERVICES-0.37%

Carriage Services, Inc.(a)                45,100       1,020,388
----------------------------------------------------------------

FURNITURE-0.39%

Kimball International, Inc.               30,000       1,080,000
----------------------------------------------------------------

GAMING-0.65%

GTECH Holdings Corp.(a)                   35,000       1,032,500
----------------------------------------------------------------
International Game Technology             10,000         211,250
----------------------------------------------------------------
Station Casinos, Inc.(a)                  20,000         222,500
----------------------------------------------------------------
Trump Hotels & Casino Resorts,
  Inc.(a)                                 20,000         317,500
----------------------------------------------------------------
                                                       1,783,750
----------------------------------------------------------------

GAS DISTRIBUTION-0.02%

Southwestern Energy Co.                    3,300          49,088
----------------------------------------------------------------

HOMEBUILDING-0.14%

Clayton Homes, Inc.                       15,000         253,125
----------------------------------------------------------------
Shelter Components Corp.                  10,000         131,250
----------------------------------------------------------------
                                                         384,375
----------------------------------------------------------------

HOTELS/MOTELS-0.29%

U.S. Franchise Systems, Inc.(a)           31,500         456,750
----------------------------------------------------------------
Wyndham Hotel Corp.(a)                    18,000         342,000
----------------------------------------------------------------
                                                         798,750
----------------------------------------------------------------

INSURANCE (BROKER)-0.09%

Poe & Brown, Inc.                         10,000         258,125
----------------------------------------------------------------

INSURANCE (LIFE & HEALTH)-0.48%

American Travelers Corp.(a)                2,100          72,188
----------------------------------------------------------------
John Alden Financial Corp.                30,000         558,750
----------------------------------------------------------------

                                                      MARKET
                                       SHARES          VALUE
INSURANCE (LIFE & HEALTH)-(CONTINUED)

UNUM Corp.                                 5,200   $     326,950
----------------------------------------------------------------
Western National Corp.                    19,900         358,200
----------------------------------------------------------------
                                                       1,316,088
----------------------------------------------------------------

INSURANCE (MULTI-LINE PROPERTY)-2.77%

ACE, Ltd.                                  4,000         219,000
----------------------------------------------------------------
AMBAC, Inc.                                2,900         181,250
----------------------------------------------------------------
American Re Corp.                            900          57,937
----------------------------------------------------------------
Amerin Corp.(a)                           55,000       1,086,250
----------------------------------------------------------------
CapMAC Holdings, Inc.                     20,000         667,500
----------------------------------------------------------------
Exel Ltd.                                  1,200          45,600
----------------------------------------------------------------
HCC Insurance Holdings, Inc.               7,500         191,250
----------------------------------------------------------------
Horace Mann Educators Corp.                8,000         274,000
----------------------------------------------------------------
MBIA, Inc.                                 2,100         186,112
----------------------------------------------------------------
MGIC Investment Corp.                     11,400         782,325
----------------------------------------------------------------
Mercury General Corp.                        900          43,875
----------------------------------------------------------------
Mid Ocean Ltd.                             1,800          84,600
----------------------------------------------------------------
Progressive Corp.                         30,000       2,062,500
----------------------------------------------------------------
RenaissanceRe Holdings Ltd.                1,500          43,688
----------------------------------------------------------------
TIG Holdings, Inc.                        20,000         577,500
----------------------------------------------------------------
Transatlantic Holdings, Inc.               3,000         216,000
----------------------------------------------------------------
UnionAmerica Holdings PLC-ADR
  (United Kingdom)                        19,500         363,188
----------------------------------------------------------------
Vesta Insurance Group, Inc.                5,000         128,125
----------------------------------------------------------------
W. R. Berkley Corp.                        7,000         364,000
----------------------------------------------------------------
                                                       7,574,700
----------------------------------------------------------------

LEISURE & RECREATION-2.68%

Gaylord Entertainment Co.-Class A         60,000       1,185,000
----------------------------------------------------------------
Golden Bear Golf, Inc.(a)                 20,700         372,600
----------------------------------------------------------------
Harley-Davidson, Inc.                     40,000       1,805,000
----------------------------------------------------------------
K2, Inc.                                  18,000         414,000
----------------------------------------------------------------
King World Productions, Inc.(a)            1,800          64,800
----------------------------------------------------------------
North Face (The), Inc.(a)                 49,000         992,250
----------------------------------------------------------------
Platinum Entertainment, Inc.(a)           15,000         153,750
----------------------------------------------------------------
Steinway Musical Instruments(a)           20,000         355,000
----------------------------------------------------------------
Toy Biz, Inc.(a)                          95,000       1,686,250
----------------------------------------------------------------
Travis Boats & Motors, Inc.(a)            30,000         322,500
----------------------------------------------------------------
                                                       7,351,150
----------------------------------------------------------------

MACHINERY (MISCELLANEOUS)-1.55%

American Residential Services,
  Inc.(a)                                 80,800       1,535,200
----------------------------------------------------------------
Greenwich Air Services, Inc.-Class
  B(a)                                    30,000         506,250
----------------------------------------------------------------
Pall Corp.                                70,000       1,793,750
----------------------------------------------------------------
Pfeiffer Vacuum Technology
  AG-ADR(a) (Germany)                     25,000         400,000
----------------------------------------------------------------
                                                       4,235,200
----------------------------------------------------------------

MEDICAL (DRUGS)-1.84%

Allergan, Inc.                             1,200          36,600
----------------------------------------------------------------
AmeriSource Health Corp.(a)               25,000       1,059,375
----------------------------------------------------------------
Applied Analytical Industries,
  Inc.(a)                                 39,300         854,775
----------------------------------------------------------------
BioChem Pharma, Inc.(a) (Canada)           7,800         332,475
----------------------------------------------------------------
Dura Pharmaceuticals, Inc.(a)             20,000         690,000
----------------------------------------------------------------

                                                      MARKET
                                       SHARES          VALUE
MEDICAL (DRUGS)-(CONTINUED)

Elan Corp. PLC-ADR(a) (Ireland)            8,000   $     222,000
----------------------------------------------------------------
Express Scripts, Inc.-Class A(a)           5,500         160,188
----------------------------------------------------------------
Gilead Sciences, Inc.(a)                   8,000         187,000
----------------------------------------------------------------
Liposome Company, Inc.(a)                 15,000         256,875
----------------------------------------------------------------
North American Vaccine, Inc.(a)           37,500         834,375
----------------------------------------------------------------
R.P. Scherer Corp.(a)                      5,000         231,875
----------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)            5,000         166,875
----------------------------------------------------------------
                                                       5,032,413
----------------------------------------------------------------

MEDICAL (PATIENT SERVICES)-2.97%

Advance Paradigm, Inc.(a)                100,000         812,500
----------------------------------------------------------------
Alternative Living Services,
  Inc.(a)                                 65,000         934,375
----------------------------------------------------------------
FPA Medical Management, Inc.(a)           22,000         409,750
----------------------------------------------------------------
Health Management Associates,
  Inc.-Class A(a)                          2,100          46,200
----------------------------------------------------------------
HealthCor Holdings, Inc.(a)               55,000         522,500
----------------------------------------------------------------
HEALTHSOUTH Corp.(a)                       1,200          45,000
----------------------------------------------------------------
Horizon Mental Health Management,
  Inc.(a)                                  7,000         187,250
----------------------------------------------------------------
Intensiva Healthcare Corp.(a)             70,000         490,000
----------------------------------------------------------------
Manor Care, Inc.                           6,000         235,500
----------------------------------------------------------------
Mariner Health Group, Inc.(a)              7,400          62,900
----------------------------------------------------------------
Medical Resources, Inc.(a)                50,000         431,250
----------------------------------------------------------------
MedPartners, Inc.(a)                       5,715         120,729
----------------------------------------------------------------
NovaCare, Inc.(a)                          9,300          76,725
----------------------------------------------------------------
Oxford Health Plans, Inc.(a)              13,500         614,250
----------------------------------------------------------------
PacifiCare Health Systems,
  Inc.-Class B(a)                          8,000         562,000
----------------------------------------------------------------
Paracelsus Healthcare Corp.(a)           100,000         437,500
----------------------------------------------------------------
Physician Corp. of America(a)             10,000         110,625
----------------------------------------------------------------
Sierra Health Services, Inc.(a)            5,100         145,988
----------------------------------------------------------------
Sunrise Assisted Living, Inc.(a)          35,000         805,000
----------------------------------------------------------------
TresCom International, Inc.(a)             5,000          63,750
----------------------------------------------------------------
Vencor, Inc.(a)                            3,000          88,875
----------------------------------------------------------------
Veterinary Centers of America,
  Inc.(a)                                 50,000         918,750
----------------------------------------------------------------
                                                       8,121,417
----------------------------------------------------------------

MEDICAL INSTRUMENTS/PRODUCTS-5.66%

Biomet, Inc.                              90,000       1,451,250
----------------------------------------------------------------
Dentsply International, Inc.              35,000       1,474,375
----------------------------------------------------------------
Gulf South Medical Supply, Inc.(a)        11,000         242,000
----------------------------------------------------------------
Haemonetics(a)                            30,000         536,250
----------------------------------------------------------------
Heartstream, Inc.(a)                      60,000         690,000
----------------------------------------------------------------
ICU Medical, Inc.(a)                      25,000         221,875
----------------------------------------------------------------
IDEXX Laboratories, Inc.(a)               14,000         549,500
----------------------------------------------------------------
Maxxim Medical, Inc.(a)                   10,000         138,750
----------------------------------------------------------------
MiniMed, Inc.(a)                          27,500         721,875
----------------------------------------------------------------
Nitinol Medical Technologies,
  Inc.(a)                                 62,000         651,000
----------------------------------------------------------------
Sofamor Danek Group, Inc.(a)              30,000         825,000
----------------------------------------------------------------
St. Jude Medical, Inc.(a)                 30,000       1,185,000
----------------------------------------------------------------
Suburban Ostomy Supply Co., Inc.(a)      100,000       1,218,750
----------------------------------------------------------------
Sybron International Corp.(a)             80,000       2,330,000
----------------------------------------------------------------
TECNOL Medical Products, Inc.(a)          60,000         765,000
----------------------------------------------------------------
Trex Medical Corp.(a)                     25,000         440,625
----------------------------------------------------------------
US Surgical Corp.                          3,000         125,625
----------------------------------------------------------------

                                                      MARKET
                                       SHARES          VALUE
MEDICAL INSTRUMENTS/PRODUCTS-(CONTINUED)

Ventritex, Inc.(a)                         5,000   $     114,063
----------------------------------------------------------------
Xomed Surgical Products, Inc.(a)          70,000       1,811,250
----------------------------------------------------------------
                                                      15,492,188
----------------------------------------------------------------

METALS (MISCELLANEOUS)-0.53%

Potash Corp. of Saskatchewan Inc.
  (Canada)                                12,500         885,938
----------------------------------------------------------------
Rental Service Corp.(a)                   24,200         556,600
----------------------------------------------------------------
                                                       1,442,538
----------------------------------------------------------------

NATURAL GAS PIPELINES-0.33%

NGC Corp.                                 50,000         900,000
----------------------------------------------------------------

OFFICE AUTOMATION-0.14%

Danka Business Systems PLC-ADR
  (United Kingdom)                        10,000         396,250
----------------------------------------------------------------

OFFICE PRODUCTS-0.92%

Daisytek International Corp.(a)           30,000       1,147,500
----------------------------------------------------------------
Deluxe Corp.                              40,000       1,305,000
----------------------------------------------------------------
OfficeMax, Inc.(a)                         4,500          60,750
----------------------------------------------------------------
                                                       2,513,250
----------------------------------------------------------------

OIL & GAS (DRILLING)-0.62%

Atwood Oceanics, Inc.(a)                  17,000         943,500
----------------------------------------------------------------
Reading & Bates Corp.(a)                  26,000         747,500
----------------------------------------------------------------
                                                       1,691,000
----------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-2.95%

Anadarko Petroleum Corp.                   4,000         254,500
----------------------------------------------------------------
Apache Corp.                               6,500         230,750
----------------------------------------------------------------
Burlington Resources, Inc.                25,000       1,259,375
----------------------------------------------------------------
Cabot Oil and Gas Corp.-Class A           66,000       1,023,000
----------------------------------------------------------------
Cross Timbers Oil Co.                      2,100          49,613
----------------------------------------------------------------
Devon Energy Corp.                        10,000         348,750
----------------------------------------------------------------
Houston Exploration Co. (The)(a)          75,000       1,284,375
----------------------------------------------------------------
Newfield Exploration Co.(a)                2,500         118,125
----------------------------------------------------------------
Noble Affiliates, Inc.                     6,000         261,000
----------------------------------------------------------------
Nuevo Energy Co.(a)                        8,900         443,888
----------------------------------------------------------------
Petroleum Securities Australia
  Ltd.-ADR(a) (Australia)                 18,000         366,750
----------------------------------------------------------------
Pogo Producing Co.                        21,500         954,062
----------------------------------------------------------------
Ranger Oil Ltd. (Canada)                   6,000          45,000
----------------------------------------------------------------
Rutherford-Moran Oil Corp.(a)             25,000         743,750
----------------------------------------------------------------
Santa Fe Energy Resources, Inc.(a)         8,400         119,700
----------------------------------------------------------------
Snyder Oil Corp.                           4,800          73,200
----------------------------------------------------------------
Transocean Offshore Inc.                   8,000         506,000
----------------------------------------------------------------
                                                       8,081,838
----------------------------------------------------------------

OIL & GAS (SERVICES)-1.28%

Camco International, Inc.                  8,000         310,000
----------------------------------------------------------------
Energy Ventures, Inc.(a)                  18,000         792,000
----------------------------------------------------------------
GeoScience Corp.(a)                       25,000         268,750
----------------------------------------------------------------
Oceaneering International, Inc.(a)        20,000         360,000
----------------------------------------------------------------
Petroleum Geo-Services ASA-ADR(a)
  (Norway)                                18,300         626,775
----------------------------------------------------------------
SEACOR Holdings Inc.(a)                   12,000         648,000
----------------------------------------------------------------
3-D Geophysical, Inc.(a)                  25,000         206,250
----------------------------------------------------------------

                                                      MARKET
                                       SHARES          VALUE
OIL & GAS (SERVICES)-(CONTINUED)

Veritas DGC, Inc.(a)                      13,900   $     284,950
----------------------------------------------------------------
                                                       3,496,725
----------------------------------------------------------------

OIL EQUIPMENT & SUPPLIES-3.06%

Baker Hughes, Inc.                        16,500         587,812
----------------------------------------------------------------
BJ Services Co.(a)                         3,000         134,625
----------------------------------------------------------------
Cooper Cameron Corp.(a)                   10,500         670,688
----------------------------------------------------------------
ENSCO International, Inc.(a)              33,000       1,427,250
----------------------------------------------------------------
Falcon Drilling Company, Inc.(a)          15,000         530,625
----------------------------------------------------------------
GulfMark International, Inc.(a)           11,000         610,500
----------------------------------------------------------------
National-Oilwell, Inc.(a)                 25,000         581,250
----------------------------------------------------------------
Noble Drilling Corp.(a)                   25,400         473,075
----------------------------------------------------------------
Petroleum Helicopters, Inc.               10,000         175,000
----------------------------------------------------------------
Pride Petroleum Services, Inc.(a)         39,000         682,500
----------------------------------------------------------------
Smith International, Inc.(a)              20,000         760,000
----------------------------------------------------------------
Tidewater, Inc.                            6,000         262,500
----------------------------------------------------------------
Tuboscope Vetco International
  Corp.(a)                                60,000         915,000
----------------------------------------------------------------
Weatherford Enterra, Inc.(a)              19,000         551,000
----------------------------------------------------------------
                                                       8,361,825
----------------------------------------------------------------

PAPER & FOREST PRODUCTS-1.27%

American Pad & Paper Co.(a)              105,000       1,968,750
----------------------------------------------------------------
Thermo Fibergen Inc.(a)                   45,000         568,125
----------------------------------------------------------------
Wausau Paper Mills Co.                    48,125         926,406
----------------------------------------------------------------
                                                       3,463,281
----------------------------------------------------------------

POLLUTION CONTROL-0.02%

Tetra Technologies, Inc.(a)                2,400          50,100
----------------------------------------------------------------

PUBLISHING-0.16%

Desktop Data, Inc.(a)                      2,000          47,500
----------------------------------------------------------------
Harte-Hanks Communications, Inc.           1,800          46,575
----------------------------------------------------------------
Readers Digest Association,
  Inc.-Class A                             1,200          42,750
----------------------------------------------------------------
Scholastic Corp.(a)                        2,600         190,450
----------------------------------------------------------------
World Color Press, Inc.(a)                 4,800         107,400
----------------------------------------------------------------
                                                         434,675
----------------------------------------------------------------

RAILROADS-0.26%

Kansas City Southern Industries,
  Inc.                                    15,000         705,000
----------------------------------------------------------------

REAL ESTATE-0.19%

Insignia Financial Group,
  Inc.-Class A(a)                         24,000         519,000
----------------------------------------------------------------

RESTAURANTS-2.09%

Apple South, Inc.                         35,000         411,250
----------------------------------------------------------------
Boston Chicken, Inc.(a)                   18,000         654,750
----------------------------------------------------------------
Brinker International, Inc.(a)            25,000         425,000
----------------------------------------------------------------
Cracker Barrel Old Country Store,
  Inc.                                     8,000         163,000
----------------------------------------------------------------
IHOP Corp.(a)                              5,000         110,000
----------------------------------------------------------------
Landry's Seafood Restaurants,
  Inc.(a)                                  1,800          36,900
----------------------------------------------------------------
Logan's Roadhouse, Inc.(a)                20,000         365,000
----------------------------------------------------------------
Longhorn Steaks, Inc.(a)                  10,000         160,000
----------------------------------------------------------------
New York Bagel Enterprises(a)            110,000         921,250
----------------------------------------------------------------
Outback Steakhouse, Inc.(a)               10,000         231,875
----------------------------------------------------------------
Ryan's Family Steak Houses, Inc.(a)      150,000       1,106,250
----------------------------------------------------------------
Showbiz Pizza Time, Inc.(a)               34,800         643,800
----------------------------------------------------------------

                                                      MARKET
                                       SHARES          VALUE
RESTAURANTS-(CONTINUED)

Taco Cabana-Class A(a)                    50,000   $     293,750
----------------------------------------------------------------
Wendy's International, Inc.                9,800         202,125
----------------------------------------------------------------
                                                       5,724,950
----------------------------------------------------------------

RETAIL (FOOD & DRUG)-1.95%

Casey's General Stores, Inc.              72,000       1,296,000
----------------------------------------------------------------
Dominick's Supermarkets, Inc.(a)          45,000         894,375
----------------------------------------------------------------
Eckerd Corp. (The)(a)                     25,000         693,750
----------------------------------------------------------------
Einstein/Noah Bagel Corp.(a)              20,100         675,862
----------------------------------------------------------------
Revco D.S., Inc.(a)                       25,000         753,125
----------------------------------------------------------------
Starbucks Corp.(a)                         1,800          58,500
----------------------------------------------------------------
Wild Oats Markets Inc.(a)                 45,000         956,250
----------------------------------------------------------------
                                                       5,327,862
----------------------------------------------------------------

RETAIL (STORES)-7.72%

Abercrombie & Fitch Co.-Class A(a)        35,000         770,000
----------------------------------------------------------------
American Eagle Outfitters, Inc.(a)        15,000         262,500
----------------------------------------------------------------
Bed, Bath & Beyond, Inc.(a)                3,000          75,750
----------------------------------------------------------------
Best Buy Co., Inc.(a)                     35,000         573,125
----------------------------------------------------------------
Borders Group, Inc.(a)                     1,200          37,800
----------------------------------------------------------------
Brookstone, Inc.(a)                       10,000         111,250
----------------------------------------------------------------
CompUSA, Inc.(a)                          13,200         610,500
----------------------------------------------------------------
Consolidated Stores Corp.(a)                 900          34,762
----------------------------------------------------------------
Corporate Express, Inc.(a)                13,000         424,125
----------------------------------------------------------------
Dollar Tree Stores, Inc.(a)               13,000         490,750
----------------------------------------------------------------
Duty Free International, Inc.              8,900         142,400
----------------------------------------------------------------
Family Dollar Stores, Inc.               115,000       1,955,000
----------------------------------------------------------------
Finish Line, Inc. (The)-Class A(a)        37,000       1,572,500
----------------------------------------------------------------
Gadzooks, Inc.(a)                         24,000         696,000
----------------------------------------------------------------
Garden Ridge Corp.(a)                     70,000         673,750
----------------------------------------------------------------
Gargoyles, Inc.(a)                        25,000         331,250
----------------------------------------------------------------
Gymboree Corp.(a)                          3,000          93,750
----------------------------------------------------------------
Hot Topic, Inc.(a)                        46,500       1,116,000
----------------------------------------------------------------
Kohl's Corp.(a)                            3,000         108,000
----------------------------------------------------------------
Little Switzerland, Inc.(a)               70,000         341,250
----------------------------------------------------------------
Loehmann's Holdings, Inc.(a)               3,900         104,813
----------------------------------------------------------------
Mac Frugals Bargains Close-Outs,
  Inc.(a)                                 60,000       1,462,500
----------------------------------------------------------------
Marks Bros. Jewelers, Inc.(a)              1,800          41,850
----------------------------------------------------------------
Melville Corp.(a)                         10,000         372,500
----------------------------------------------------------------
Mossimo, Inc.(a)                           5,000         108,125
----------------------------------------------------------------
Neiman Marcus Group, Inc. (The)(a)        16,000         522,000
----------------------------------------------------------------
Oakley, Inc.(a)                           30,000         446,250
----------------------------------------------------------------
Office Depot, Inc.(a)                     12,000         235,500
----------------------------------------------------------------
Pep Boys-Manny, Moe & Jack                 1,200          42,000
----------------------------------------------------------------
Petco Animal Supplies, Inc.(a)             7,000         164,500
----------------------------------------------------------------
Pier 1 Imports, Inc.                      54,000         756,000
----------------------------------------------------------------
Price/Costco, Inc.(a)                     10,000         198,750
----------------------------------------------------------------
Proffitt's, Inc.(a)                        4,200         169,575
----------------------------------------------------------------
Sports & Recreation, Inc.(a)              50,000         431,250
----------------------------------------------------------------
Sports Authority, Inc. (The)(a)           35,000         848,750
----------------------------------------------------------------
Stage Stores, Inc.(a)                    134,700       2,458,275
----------------------------------------------------------------
Staples, Inc.(a)                           3,600          67,050
----------------------------------------------------------------

                                                      MARKET
                                       SHARES          VALUE
RETAIL (STORES)-(CONTINUED)

Sunglass Hut International, Inc.(a)       65,000   $     576,875
----------------------------------------------------------------
Talbots, Inc.                             25,000         712,500
----------------------------------------------------------------
Tiffany & Co.                             11,800         436,600
----------------------------------------------------------------
U.S. Office Products Co.(a)               10,000         290,000
----------------------------------------------------------------
Whole Foods Market, Inc.(a)                6,800         174,250
----------------------------------------------------------------
Williams-Sonoma, Inc.(a)                   1,800          49,500
----------------------------------------------------------------
Zale Corp.(a)                              2,400          46,500
----------------------------------------------------------------
                                                      21,136,375
----------------------------------------------------------------

SCHOOLS-0.02%

Sylvan Learning Systems, Inc.(a)           1,200          50,700
----------------------------------------------------------------

SCIENTIFIC INSTRUMENTS-0.61%

Fisher Scientific International           30,000       1,346,250
----------------------------------------------------------------
Input/Output, Inc.(a)                     11,000         327,250
----------------------------------------------------------------
                                                       1,673,500
----------------------------------------------------------------

SEMICONDUCTORS-0.44%

Analog Devices, Inc.(a)                    6,800         176,800
----------------------------------------------------------------
Maxim Integrated Products, Inc.(a)         2,400          84,000
----------------------------------------------------------------
SDL, Inc.(a)                              35,000         595,000
----------------------------------------------------------------
Xilinx, Inc.(a)                           10,700         350,425
----------------------------------------------------------------
                                                       1,206,225
----------------------------------------------------------------

SHOES & RELATED APPAREL-0.04%

Kenneth Cole Productions, Inc.(a)          4,500          74,250
----------------------------------------------------------------
Nine West Group, Inc.(a)                     900          44,887
----------------------------------------------------------------
                                                         119,137
----------------------------------------------------------------

TELECOMMUNICATIONS-3.61%

ADC Telecommunications, Inc.(a)              900          61,537
----------------------------------------------------------------
Advanced Fibre Communications, Inc.(a)    17,200         982,550
----------------------------------------------------------------
American Portable Telecom, Inc.(a)        60,000         457,500
----------------------------------------------------------------
Andrew Corp.(a)                              900          43,875
----------------------------------------------------------------
Billing Information Concepts(a)           15,000         391,875
----------------------------------------------------------------
General Instrument Corp.(a)               23,000         462,875
----------------------------------------------------------------
LCC International, Inc.-Class A(a)        85,200       1,246,050
----------------------------------------------------------------
Metromedia International Group,
  Inc.(a)                                 50,000         493,750
----------------------------------------------------------------
Mobile Telecommunication
  Technologies Corp.(a)                    4,200          55,650
----------------------------------------------------------------

                                                      MARKET
                                       SHARES          VALUE
TELECOMMUNICATIONS-(CONTINUED)

Octel Communications Corp.(a)             30,000   $     476,250
----------------------------------------------------------------
Omnipoint Corp.(a)                        20,000         545,000
----------------------------------------------------------------
P-COM, Inc.(a)                            30,000         660,000
----------------------------------------------------------------
RMH Teleservices, Inc.(a)                 55,000         405,625
----------------------------------------------------------------
Tellabs, Inc.(a)                           8,500         723,563
----------------------------------------------------------------
Teltrend, Inc.(a)                         41,000       1,353,000
----------------------------------------------------------------
360 Communications Co.(a)                  3,000          67,875
----------------------------------------------------------------
Tollgrade Communications, Inc.(a)         35,000         910,000
----------------------------------------------------------------
Transaction Network Services, Inc.(a)     30,000         408,750
----------------------------------------------------------------
U.S. Long Distance Corp.(a)               15,000         125,625
----------------------------------------------------------------
                                                       9,871,350
----------------------------------------------------------------

TEXTILES-0.69%

Ashworth, Inc.(a)                         15,000          97,500
----------------------------------------------------------------
G & K Services, Inc.-Class A              28,500         826,500
----------------------------------------------------------------
Guess ?, Inc.(a)                          75,000         956,250
----------------------------------------------------------------
                                                       1,880,250
----------------------------------------------------------------

TOBACCO-0.27%

Consolidated Cigar Holdings, Inc.(a)      27,000         735,750
----------------------------------------------------------------

TRANSPORTATION (MISCELLANEOUS)-1.20%

AirNet Systems, Inc.(a)                    6,000          78,000
----------------------------------------------------------------
Hvide Marine, Inc.-Class A(a)            120,000       1,785,000
----------------------------------------------------------------
Trico Marine Services, Inc.(a)            40,000       1,410,000
----------------------------------------------------------------
                                                       3,273,000
----------------------------------------------------------------
    Total Common Stocks                              239,699,298
----------------------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT
REPURCHASE AGREEMENTS-10.12%(c)

Daiwa Securities America Inc.,
  5.53%, 11/01/96(d)                 $   694,693         694,693
----------------------------------------------------------------
SBC Capital Markets Inc., 5.55%,
  11/01/96(e)                         27,000,000      27,000,000
----------------------------------------------------------------
    Total Repurchase Agreements                       27,694,693
----------------------------------------------------------------
TOTAL INVESTMENTS-97.70%                             267,393,991
----------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-2.30%                    6,293,618
----------------------------------------------------------------
NET ASSETS-100.00%                                 $ 273,687,609
================================================================

Abbreviations:
ADR -- American Depository Receipt

Notes to Schedule of Investments:
(a) Non-income producing security.
(b) Deposited in escrow with custodian as collateral for securities sold short. See Note 7.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sale price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreement entered into 10/31/96 with a maturing value of $750,115,208. Collateralized by $733,115,000 U.S. Treasury obligations, 0% to 10.375% due 11/15/96 to 08/15/23.
(e) Joint repurchase agreement entered into 10/31/96 with a maturing value of $700,107,917. Collateralized by $691,506,000 U.S. Treasury obligations, 0% to 9.125% due 11/30/96 to 10/31/01.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1996

ASSETS:

Investments, at market value (cost
  $233,856,598)                            $  267,393,991
---------------------------------------------------------
Receivables for:
  Investments sold                                139,372
---------------------------------------------------------
  Investments sold short                        1,917,412
---------------------------------------------------------
  Capital stock sold                           12,253,790
---------------------------------------------------------
  Dividends and interest                           55,565
---------------------------------------------------------
Investment for deferred compensation
  plan                                              1,508
---------------------------------------------------------
Other assets                                       43,850
---------------------------------------------------------
      Total assets                            281,805,488
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                         5,401,638
---------------------------------------------------------
  Capital stock reacquired                        378,040
---------------------------------------------------------
  Deferred compensation                             1,508
---------------------------------------------------------
Market value of securities sold short
  (proceeds from sales $1,917,412)              2,034,500
---------------------------------------------------------
Accrued advisory fees                              74,799
---------------------------------------------------------
Accrued administrative service fees                 5,535
---------------------------------------------------------
Accrued directors' fees                               630
---------------------------------------------------------
Accrued distribution fees                          78,807
---------------------------------------------------------
Accrued transfer agent fees                        44,095
---------------------------------------------------------
Accrued operating expenses                         98,327
---------------------------------------------------------
      Total liabilities                         8,117,879
---------------------------------------------------------
Net assets applicable to shares
  outstanding                              $  273,687,609
=========================================================

NET ASSETS:

Class A                                    $  251,252,680
=========================================================
Class B                                    $   22,434,929
=========================================================

CAPITAL STOCK, $.001 PAR VALUE PER
  SHARE:

Class A:
  Authorized                                  750,000,000
---------------------------------------------------------
  Outstanding                                  22,659,779
=========================================================
Class B:
  Authorized                                  750,000,000
---------------------------------------------------------
  Outstanding                                   2,024,023
=========================================================

CLASS A:
  Net asset value and redemption price
    per share                              $        11.09
=========================================================
  Offering price per share:
    (Net assets value of $11.09
    divided by 94.50%)                     $        11.74
=========================================================

CLASS B:
  Net asset value and offering price
    per share                              $        11.08
=========================================================

STATEMENT OF OPERATIONS

For the period June 17, 1996 (date operations commenced) through October 31, 1996

INVESTMENT INCOME:

Dividends (net of $584 foreign
  withholding tax)                          $    180,536
--------------------------------------------------------
Interest                                         419,404
--------------------------------------------------------
    Total investment income                      599,940
--------------------------------------------------------

EXPENSES:

Advisory fees                                    425,194
--------------------------------------------------------
Administrative service fees                       19,841
--------------------------------------------------------
Custodian fees                                    28,363
--------------------------------------------------------
Directors' fees                                    3,657
--------------------------------------------------------
Distribution fees-Class A                        195,157
--------------------------------------------------------
Distribution fees-Class B                          9,333
--------------------------------------------------------
Transfer agent fees-Class A                      132,291
--------------------------------------------------------
Transfer agent fees-Class B                        2,247
--------------------------------------------------------
Dividends on short sales                           9,405
--------------------------------------------------------
Other                                             88,065
--------------------------------------------------------
      Total expenses                             913,553
--------------------------------------------------------
Less: Fees waived by advisor                    (144,946)
--------------------------------------------------------
    Expenses paid indirectly                      (1,037)
--------------------------------------------------------
      Net expenses                               767,570
--------------------------------------------------------
Net investment income (loss)                    (167,630)
--------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES:

Net realized gain (loss) on sales of
  investment securities                       (5,381,138)
--------------------------------------------------------
Unrealized appreciation (depreciation) of:
  Investment securities                       33,537,393
--------------------------------------------------------
  Securities sold short                         (117,088)
--------------------------------------------------------
                                              33,420,305
--------------------------------------------------------
  Net gain on investment securities           28,039,167
--------------------------------------------------------
Net increase in net assets resulting from
  operations                                $ 27,871,537
========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period June 17, 1996 (date operations commenced) through October 31,
1996

OPERATIONS:

  Net investment income (loss)                                                                        $      (167,630)
---------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment securities                                               (5,381,138)
---------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                                                         33,420,305
---------------------------------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations                                                27,871,537
---------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                                 222,946,738
---------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                  22,869,334
---------------------------------------------------------------------------------------------------------------------
       Net increase in net assets                                                                         273,687,609
---------------------------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                                                                              --
---------------------------------------------------------------------------------------------------------------------
  End of period                                                                                       $   273,687,609
---------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                                                          $   245,649,966
---------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                                                                   (1,524)
---------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on sales of investment securities                                 (5,381,138)
---------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                                                         33,420,305
---------------------------------------------------------------------------------------------------------------------
                                                                                                      $   273,687,609
=====================================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 1996

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Capital Development Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six diversified portfolios: AIM Capital Development Fund, AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund. The Fund currently offers two different classes of shares: the Class A shares and the Class B shares. Class A shares commenced operations on June 17, 1996 and Class B shares commenced sales on October 1, 1996. Class A shares are sold with a front-end sales charge. Class B shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term capital appreciation.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations--A security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income, dividend expense on short sales and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1996,

   $166,106 was reclassified from undistributed net investment income (loss) to paid-in capital as a result of a net operating tax loss. Net assets of the Fund were unaffected by the reclassification.
C. Accounting for Securities Sold Short--When the Fund sells common stock short, an amount equal to the proceeds of the sales is recorded as an asset. This asset is offset by a liability (representing the borrowed security) recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations discussed in "A" above. The Fund's risk is that the value of the security will increase rather than decline and thus an unrealized loss will be recorded. When the Fund closes out a short position by delivering the stock sold short, the Fund will realize a gain or loss and the liability related to such short position will be eliminated. The Fund will attempt to hedge against market risk by entering into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns. Such short sales may protect the Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such securities may be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio may be wholly or partially offset by a corresponding loss in the short position.
D. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $4,645,136 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, in the year 2004.
E. Expenses--Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to both classes, e.g. advisory fees, are allocated between them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has agreed to waive advisory fees on the Fund to the extent necessary to keep the annual expense ratio for Class A shares at 1.34% for two years commencing August 12, 1996. During the period June 17, 1996 (date operations commenced) through October 31, 1996, AIM waived fees of $144,946.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the period June 17, 1996 (date operations commenced) through October 31, 1996, AIM was reimbursed $19,841 for such services.
  The Fund, pursuant to a transfer agency and services agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Fund. During the period June 17, 1996 (date operations commenced) through October 31, 1996, AFS was paid $75,666 for such services.
  The Fund received reductions in transfer agency fees of $746 from dividends received on balances in cash management accounts. In addition, the Fund incurred expenses of $291 from pricing services which are paid through directed brokerage commissions. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $1,037 during the period June 17, 1996 (date operations commenced) through October 31, 1996.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and Class B shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan") and with respect to the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A Plan, pays AIM Distributors compensation at the annual rate of 0.35% of the average daily net assets attributable to the Class A shares. The Class A Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs and provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of this amount, the Fund pays a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more assignees, its rights to all or a portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B
Plan) and (b) any contingent deferred sales charges payable to AIM Distributors related to the Class B shares. During the respective commencement periods of operations through October 31, 1996, the Class A shares and the Class B shares paid AIM Distributors $195,157 and $9,333, respectively, as compensation pursuant to the Plans.
  AIM Distributors received commissions of $926,213 from Class A capital stock transactions during the period June 17, 1996 (date operations commenced) through October 31, 1996. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A capital stock. During the period June 17, 1996 (date operations commenced) through October 31, 1996, AIM Distributors received $733 in contingent deferred sales charges imposed on redemptions of capital stock. Certain officers and directors of the Company are officers and directors of AIM, AIM Distributors and AFS.
  During the period June 17, 1996 (date operations commenced) through October 31, 1996 the Fund paid legal fees of $415 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-DIRECTOR'S FEES

Director's fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-BANK BORROWINGS

Effective July 19, 1996, the Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the period July 19, 1996 through October 31, 1996, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.08% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period June 17, 1996 (date operations commenced) through October 31, 1996 was $226,688,330 and $15,145,287, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1996, on a tax basis, is as follows:

Aggregate unrealized appreciation of
  investment securities                  $   42,977,708
-------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                     (10,176,317)
-------------------------------------------------------
Net unrealized appreciation of
  investment securities                  $   32,801,391
=======================================================

Cost of investments for tax purposes is $234,592,600.

NOTE 6-CAPITAL STOCK

Changes in the capital stock outstanding during the period June 17, 1996 (date operations commenced) through October 31, 1996 were as follows:

                                                      1996
                                         ------------------------------
                                            SHARES          AMOUNT
                                         ------------   ---------------
Sold:
  Class A                                  24,923,432   $   246,810,746
-----------------------------------------------------------------------
  Class B*                                  2,026,599        22,898,153
-----------------------------------------------------------------------
Reacquired:
  Class A                                  (2,263,653)      (23,864,008)
-----------------------------------------------------------------------
  Class B*                                     (2,576)          (28,819)
-----------------------------------------------------------------------
                                           24,683,802   $   245,816,072
=======================================================================
* Class B shares commenced sales on October 1, 1996.

NOTE 7-SECURITIES SOLD SHORT

Outstanding short sales as of October 31, 1996:

                                                  PROCEEDS      UNREALIZED
                           SHARES      MARKET    FROM SHORT    APPRECIATION
         ISSUER          SOLD SHORT    VALUE        SALES     (DEPRECIATION)
------------------------ ----------  ----------  -----------  --------------
Federal National
  Mortgage Association     52,000    $2,034,500  $1,917,412     $ (117,088)
============================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock outstanding during the period June 17, 1996 (date operations commenced) through October 31, 1996 and for a share of Class B capital stock outstanding the period October 1, 1996 (date sales commenced) through October 31, 1996.

                                            CLASS A        CLASS B
                                              1996           1996
                                           ----------     ----------
Net asset value, beginning of period       $    10.00     $    11.26
------------------------------------------ ----------     ----------
Income from investment operations:
    Net investment income (loss)                (0.01)(a)      (0.01)(a)
------------------------------------------ ----------     ----------
    Net gains (losses) on securities (both
      realized and unrealized)                   1.10          (0.17)
------------------------------------------ ----------     ----------
        Total from investment operations         1.09          (0.18)
------------------------------------------ ----------     ----------
Net asset value, end of period             $    11.09     $    11.08
========================================== ==========     ==========
Total return(b)                                 10.90%         (1.60)%
========================================== ==========     ==========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s omitted)   $  251,253     $   22,435
========================================== ==========     ==========
Ratio of expenses to average net
  assets(c)(d)                                   1.35%(e)       1.89%(f)
========================================== ==========     ==========
Ratio of net investment income (loss) to
  average net assets(c)                         (0.29)%(e)     (0.83)%(f)
========================================== ==========     ==========
Portfolio turnover rate                            13%            13%
========================================== ==========     ==========
Average broker commission rate             $   0.0550     $   0.0550
========================================== ==========     ==========

(a)  Calculated using average shares outstanding.
(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.
(c) After fee waivers. Ratios are annualized and based on average net assets of $148,555,639 for the Class A shares and $10,988,774 for the Class B shares.
(d) Excluding indirectly paid expenses, the ratios of expenses to average net assets would have been 1.34% for the Class A shares. The ratio for the Class B shares would have remained the same.
(e) Annualized ratios of expenses and net investment income (loss) to average net assets prior to fee waivers is 1.60% and (0.54)%, respectively, for Class A shares.
(f) Annualized ratios of expenses and net investment income (loss) to average net assets prior to fee waivers is 2.28% and (1.22)%, respectively, for Class B shares.

NOTE 9-SUBSEQUENT EVENT

On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO PLC announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO PLC. AIM Management is the parent company of the Fund's advisor. The merger is conditional on, among other things, approval by the shareholders of INVESCO PLC and AIM Management and the shareholders of the AIM funds and the mutual funds managed by INVESCO PLC, and is expected to take place during the first quarter of 1997.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
AIM Capital Development Fund:

We have audited the accompanying statement of assets and liabilities of AIM Capital Development Fund (a series portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1996, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period June 17, 1996 (date operations commenced) through October 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AIM Capital Development Fund as of October 31, 1996, the results of its operations, the changes in its net assets, and the financial highlights for the period June 17, 1996 (date operations commenced) through October 31, 1996, in conformity with generally accepted accounting principles.

                                                      KPMG Peat Marwick LLP

Houston, Texas
December 6, 1996

                                                            Directors & Officers


BOARD OF DIRECTORS                                   OFFICERS                                     OFFICE OF THE FUND

Charles T. Bauer                                     Charles T. Bauer                             11 Greenway Plaza
Chairman and Chief Executive Officer                 Chairman                                     Suite 1919
A I M Management Group Inc.                                                                       Houston, TX 77046
                                                     Robert H. Graham
Bruce L. Crockett                                    President                                    INVESTMENT ADVISOR
Formerly Director, President, and
Chief Executive Officer                              John J. Arthur                               A I M Advisors, Inc.
COMSAT Corporation                                   Senior Vice President and Treasurer          11 Greenway Plaza
                                                                                                  Suite 1919
Owen Daly II                                         Carol F. Relihan                             Houston, TX 77046
Director                                             Senior Vice President
Cortland Trust Inc.                                  and Secretary                                TRANSFER AGENT

Carl Frischling                                      Gary T. Crum                                 A I M Fund Services, Inc.
Partner                                              Senior Vice President                        P.O. Box 4739
Kramer, Levin, Naftalis & Frankel                                                                 Houston, TX 77210-4739
                                                     Scott G. Lucas
Robert H. Graham                                     Senior Vice President                        CUSTODIAN
President and Chief Operating Officer
A I M Management Group Inc.                          Jonathan C. Schoolar                         State Street Bank & Trust
                                                     Senior Vice President                        225 Franklin Street
John F. Kroeger                                                                                   Boston, MA 02110
Formerly Consultant                                  Dana R. Sutton
Wendell & Stockel Associates, Inc.                   Vice President and Assistant Treasurer       COUNSEL TO THE FUND

Lewis F. Pennock                                     Melville B. Cox                              Ballard Spahr
Attorney                                             Vice President                               Andrews & Ingersoll
                                                                                                  1735 Market Street
Ian W. Robinson                                      P. Michelle Grace                            Philadelphia, PA 19103
Consultant; Formerly Executive                       Assistant Secretary
Vice President and                                                                                COUNSEL TO THE DIRECTORS
Chief Financial Officer                              David L. Kite
Bell Atlantic Management                             Assistant Secretary                          Kramer, Levin, Naftalis & Frankel
Services, Inc.                                                                                    919 Third Avenue
                                                     Nancy L. Martin                              New York, NY 10022
Louis S. Sklar                                       Assistant Secretary
Executive Vice President                                                                          DISTRIBUTOR
Hines Interests                                      Ofelia M. Mayo
Limited Partnership                                  Assistant Secretary                          A I M Distributors, Inc.
                                                                                                  11 Greenway Plaza
                                                     Kathleen J. Pflueger                         Suite 1919
                                                     Assistant Secretary                          Houston, TX 77046

                                                     Samuel D. Sirko                              AUDITORS
                                                     Assistant Secretary
                                                                                                  KPMG Peat Marwick LLP
                                                     Stephen I. Winer                             700 Louisiana
                                                     Assistant Secretary                          NationsBank Bldg.
                                                                                                  Houston, TX 77002
                                                     Mary J. Benson
                                                     Assistant Treasurer

                                                               THE AIM FAMILY OF FUNDS--REGISTERED TRADEMARK--

                                                               AGGRESSIVE GROWTH
                                                               AIM Aggressive Growth Fund*
                                                               AIM Capital Development Fund
                                                               AIM Constellation Fund
                                                               AIM Global Aggressive Growth Fund

                                                               GROWTH
                                                               AIM Blue Chip Fund
                                                               AIM Global Growth Fund
             [PHOTO OF 11 GREENWAY                             AIM Growth Fund
              PLAZA APPEARS HERE]                              AIM International Equity Fund
                                                               AIM Value Fund
                                                               AIM Weingarten Fund

                                                               GROWTH AND INCOME
                                                               AIM Balanced Fund
                                                               AIM Charter Fund

                                                               INCOME AND GROWTH
                                                               AIM Global Utilities Fund

                                                               HIGH CURRENT INCOME
                                                               AIM High Yield Fund

                                                               CURRENT INCOME
                                                               AIM Global Income Fund
                                                               AIM Income Fund

                                                               CURRENT TAX-FREE INCOME
                                                               AIM Municipal Bond Fund
                                                               AIM Tax-Exempt Bond Fund of CT
                                                               AIM Tax-Free Intermediate Shares

                                                               CURRENT INCOME AND HIGH DEGREE OF SAFETY
                                                               AIM Intermediate Government Fund

                                                               HIGH DEGREE OF SAFETY AND CURRENT INCOME
                                                               AIM Limited Maturity Treasury Shares

A I M Management Group Inc. has provided leadership in         STABILITY, LIQUIDITY, AND CURRENT INCOME
the mutual fund industry since 1976 and currently              AIM Money Market Fund
manages approximately $60 billion in assets for more
than 3.5 million shareholders, including individual            STABILITY, LIQUIDITY, AND CURRENT TAX-FREE INCOME
investors, corporate clients, and financial                    AIM Tax-Exempt Cash Fund
institutions. The AIM Family of Funds--Registered
Trademark--is distributed nationwide, and AIM today            *AIM Aggressive Growth Fund was closed to new investors
ranks among the nation's  top 15 mutual fund companies         on July 18, 1995. For more complete information about
in assets under management, according to Lipper                any AIM Fund(s), including sales charges and expenses,
Analytical Services, Inc.                                      ask your financial consultant or securities dealer for
                                                               a free prospectus(es). Please read the prospectus(es)
                                                               carefully before you invest or send money.

[AIM LOGO APPEARS HERE]                                                                             ---------------
                                                                                                       BULK RATE
A I M Distributors, Inc.                                                                              U.S. POSTAGE
11 Greenway Plaza, Suite 1919                                                                             PAID
Houston, TX 77046                                                                                     HOUSTON, TX
                                                                                                    Permit No. 1919
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